Lease Liabilities - Undiscounted Debt Cash Flows (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	$ 60,687	$ 51,495
Non-current lease liabilities	187,891	91,070
Argentine peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	14	78
Non-current lease liabilities	24	45
U.S. Dollar [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	11,038	20,470
Non-current lease liabilities	31,200	25,668
Peruvian sol [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	16,996	10,434
Non-current lease liabilities	3,135	13,816
Colombian peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	9,246	4,792
Non-current lease liabilities	53,588	15,639
Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	23,393	15,685
Non-current lease liabilities	99,944	35,516
Unidad de Fomento (funds code)
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		19
Financial Lease [Member] | Undiscounted debt cash flow
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	77,190	60,789
Non-current lease liabilities	$ 361,060	$ 114,956
Financial Lease [Member] | Undiscounted debt cash flow | Argentina | Argentine peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	0.62%	0.62%
Current lease liabilities	$ 8	$ 100
Non-current lease liabilities	$ 33	$ 65
Financial Lease [Member] | Undiscounted debt cash flow | Peru | U.S. Dollar [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	3.38%	3.29%
Current lease liabilities	$ 13,216	$ 20,883
Non-current lease liabilities	$ 22,299	$ 25,904
Financial Lease [Member] | Undiscounted debt cash flow | Peru | Peruvian sol [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	5.25%	4.69%
Current lease liabilities	$ 15,061	$ 11,186
Non-current lease liabilities	$ 3,247	$ 14,063
Financial Lease [Member] | Undiscounted debt cash flow | Colombia | Colombian peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	8.47%	8.00%
Current lease liabilities	$ 13,576	$ 5,820
Non-current lease liabilities	$ 93,970	$ 23,210
Financial Lease [Member] | Undiscounted debt cash flow | Brazil | Colombian peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate		9.31%
Current lease liabilities		$ 115
Non-current lease liabilities		$ 2,018
Financial Lease [Member] | Undiscounted debt cash flow | Brazil | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	11.84%	7.75%
Current lease liabilities	$ 34,003	$ 22,665
Non-current lease liabilities	$ 221,200	$ 49,696
Financial Lease [Member] | Undiscounted debt cash flow | Panama | U.S. Dollar [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	7.78%
Current lease liabilities	$ 844
Non-current lease liabilities	$ 11,394
Financial Lease [Member] | Undiscounted debt cash flow | Guatemala | U.S. Dollar [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	8.26%
Current lease liabilities	$ 482
Non-current lease liabilities	8,917
Financial Lease [Member] | Undiscounted debt cash flow | Chile | Unidad de Fomento (funds code)
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate		0.01%
Current lease liabilities		$ 20
One to three months [Member] | Financial Lease [Member] | Undiscounted debt cash flow
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	26,675	19,050
One to three months [Member] | Financial Lease [Member] | Undiscounted debt cash flow | Argentina | Argentine peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	2	25
One to three months [Member] | Financial Lease [Member] | Undiscounted debt cash flow | Peru | U.S. Dollar [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	5,608	7,031
One to three months [Member] | Financial Lease [Member] | Undiscounted debt cash flow | Peru | Peruvian sol [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	3,824	2,787
One to three months [Member] | Financial Lease [Member] | Undiscounted debt cash flow | Colombia | Colombian peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	5,627	1,836
One to three months [Member] | Financial Lease [Member] | Undiscounted debt cash flow | Brazil | Colombian peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		29
One to three months [Member] | Financial Lease [Member] | Undiscounted debt cash flow | Brazil | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	11,414	7,332
One to three months [Member] | Financial Lease [Member] | Undiscounted debt cash flow | Panama | U.S. Dollar [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	80
One to three months [Member] | Financial Lease [Member] | Undiscounted debt cash flow | Guatemala | U.S. Dollar [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	120
One to three months [Member] | Financial Lease [Member] | Undiscounted debt cash flow | Chile | Unidad de Fomento (funds code)
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		10
Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	34,417	33,534
Three to twelve months [Member] | Financial Lease [Member] | Undiscounted debt cash flow
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	50,515	41,739
Three to twelve months [Member] | Financial Lease [Member] | Undiscounted debt cash flow | Argentina | Argentine peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	6	75
Three to twelve months [Member] | Financial Lease [Member] | Undiscounted debt cash flow | Peru | U.S. Dollar [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	7,608	13,852
Three to twelve months [Member] | Financial Lease [Member] | Undiscounted debt cash flow | Peru | Peruvian sol [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	11,237	8,399
Three to twelve months [Member] | Financial Lease [Member] | Undiscounted debt cash flow | Colombia | Colombian peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	7,949	3,984
Three to twelve months [Member] | Financial Lease [Member] | Undiscounted debt cash flow | Brazil | Colombian peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		86
Three to twelve months [Member] | Financial Lease [Member] | Undiscounted debt cash flow | Brazil | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	22,589	15,333
Three to twelve months [Member] | Financial Lease [Member] | Undiscounted debt cash flow | Panama | U.S. Dollar [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	764
Three to twelve months [Member] | Financial Lease [Member] | Undiscounted debt cash flow | Guatemala | U.S. Dollar [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	362
Three to twelve months [Member] | Financial Lease [Member] | Undiscounted debt cash flow | Chile | Unidad de Fomento (funds code)
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		10
One to two years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	24,451	27,967
One to two years [Member] | Financial Lease [Member] | Undiscounted debt cash flow
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	41,529	35,164
One to two years [Member] | Financial Lease [Member] | Undiscounted debt cash flow | Argentina | Argentine peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	22	22
One to two years [Member] | Financial Lease [Member] | Undiscounted debt cash flow | Peru | U.S. Dollar [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	2,715	6,804
One to two years [Member] | Financial Lease [Member] | Undiscounted debt cash flow | Peru | Peruvian sol [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	2,603	11,328
One to two years [Member] | Financial Lease [Member] | Undiscounted debt cash flow | Colombia | Colombian peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	10,888	2,644
One to two years [Member] | Financial Lease [Member] | Undiscounted debt cash flow | Brazil | Colombian peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		56
One to two years [Member] | Financial Lease [Member] | Undiscounted debt cash flow | Brazil | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	22,917	14,310
One to two years [Member] | Financial Lease [Member] | Undiscounted debt cash flow | Panama | U.S. Dollar [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	674
One to two years [Member] | Financial Lease [Member] | Undiscounted debt cash flow | Guatemala | U.S. Dollar [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	1,710
Two to three years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	16,515	12,935
Two to three years [Member] | Financial Lease [Member] | Undiscounted debt cash flow
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	30,802	18,396
Two to three years [Member] | Financial Lease [Member] | Undiscounted debt cash flow | Argentina | Argentine peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	11	29
Two to three years [Member] | Financial Lease [Member] | Undiscounted debt cash flow | Peru | U.S. Dollar [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	2,719	2,634
Two to three years [Member] | Financial Lease [Member] | Undiscounted debt cash flow | Peru | Peruvian sol [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	556	2,383
Two to three years [Member] | Financial Lease [Member] | Undiscounted debt cash flow | Colombia | Colombian peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	8,466	2,254
Two to three years [Member] | Financial Lease [Member] | Undiscounted debt cash flow | Brazil | Colombian peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		56
Two to three years [Member] | Financial Lease [Member] | Undiscounted debt cash flow | Brazil | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	17,467	11,040
Two to three years [Member] | Financial Lease [Member] | Undiscounted debt cash flow | Panama | U.S. Dollar [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	658
Two to three years [Member] | Financial Lease [Member] | Undiscounted debt cash flow | Guatemala | U.S. Dollar [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	925
Three to four years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	14,487	9,573
Three to four years [Member] | Financial Lease [Member] | Undiscounted debt cash flow
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	27,285	13,765
Three to four years [Member] | Financial Lease [Member] | Undiscounted debt cash flow | Argentina | Argentine peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		14
Three to four years [Member] | Financial Lease [Member] | Undiscounted debt cash flow | Peru | U.S. Dollar [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	2,659	2,541
Three to four years [Member] | Financial Lease [Member] | Undiscounted debt cash flow | Peru | Peruvian sol [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	88	264
Three to four years [Member] | Financial Lease [Member] | Undiscounted debt cash flow | Colombia | Colombian peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	7,589	2,016
Three to four years [Member] | Financial Lease [Member] | Undiscounted debt cash flow | Brazil | Colombian peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		56
Three to four years [Member] | Financial Lease [Member] | Undiscounted debt cash flow | Brazil | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	15,434	8,874
Three to four years [Member] | Financial Lease [Member] | Undiscounted debt cash flow | Panama | U.S. Dollar [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	638
Three to four years [Member] | Financial Lease [Member] | Undiscounted debt cash flow | Guatemala | U.S. Dollar [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	877
Four to five years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	14,822	9,726
Four to five years [Member] | Financial Lease [Member] | Undiscounted debt cash flow
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	25,986	12,668
Four to five years [Member] | Financial Lease [Member] | Undiscounted debt cash flow | Peru | U.S. Dollar [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	2,625	2,494
Four to five years [Member] | Financial Lease [Member] | Undiscounted debt cash flow | Peru | Peruvian sol [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		88
Four to five years [Member] | Financial Lease [Member] | Undiscounted debt cash flow | Colombia | Colombian peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	7,254	1,836
Four to five years [Member] | Financial Lease [Member] | Undiscounted debt cash flow | Brazil | Colombian peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		56
Four to five years [Member] | Financial Lease [Member] | Undiscounted debt cash flow | Brazil | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	14,662	8,194
Four to five years [Member] | Financial Lease [Member] | Undiscounted debt cash flow | Panama | U.S. Dollar [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	618
Four to five years [Member] | Financial Lease [Member] | Undiscounted debt cash flow | Guatemala | U.S. Dollar [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	827
Subsequent [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	117,616	30,869
Subsequent [Member] | Financial Lease [Member] | Undiscounted debt cash flow
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	235,458	34,963
Subsequent [Member] | Financial Lease [Member] | Undiscounted debt cash flow | Peru | U.S. Dollar [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	11,581	11,431
Subsequent [Member] | Financial Lease [Member] | Undiscounted debt cash flow | Colombia | Colombian peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	59,773	14,460
Subsequent [Member] | Financial Lease [Member] | Undiscounted debt cash flow | Brazil | Colombian peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		1,794
Subsequent [Member] | Financial Lease [Member] | Undiscounted debt cash flow | Brazil | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	150,720	$ 7,278
Subsequent [Member] | Financial Lease [Member] | Undiscounted debt cash flow | Panama | U.S. Dollar [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	8,806
Subsequent [Member] | Financial Lease [Member] | Undiscounted debt cash flow | Guatemala | U.S. Dollar [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 4,578